Financial risk review - Schedule of Bank's Liquid Assets Along with Average Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Net liquid assets ratio	159.26%	264.58%
Year average
Disclosure of financial assets [line items]
Net liquid assets ratio	129.49%	181.75%
Maximum of the year
Disclosure of financial assets [line items]
Net liquid assets ratio	212.53%	335.28%
Minimum of the year
Disclosure of financial assets [line items]
Net liquid assets ratio	103.63%	107.20%